Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	Ivy Funds Variable Insurance Portfolios
Central Index Key	dei_EntityCentralIndexKey	0000810016
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov 9, 2011
Document Effective Date	dei_DocumentEffectiveDate	Nov 9, 2011
Prospectus Date	rr_ProspectusDate	Apr 29, 2011

Ivy Funds Variable Insurance Portfolios

Supplement dated November 9, 2011 to the

Ivy Funds Variable Insurance Portfolios Prospectus

dated April 29, 2011

and as supplemented June 8, 2011, August 8, 2011, August 18, 2011 and August 31, 2011

The following replaces the first paragraph and the chart under the heading "Principal Investment Strategies" for Ivy Funds VIP Pathfinder Aggressive on pages 73 and 74 of the Ivy Funds Variable Insurance Portfolios prospectus:

To achieve its objective, Ivy Funds VIP Pathfinder Aggressive allocates its assets among the asset classes below so that approximately 50-60% of the value of the Portfolio's assets is in the U.S. stocks class, approximately 25-35% of the Portfolio's assets is in the international stocks class, approximately 0-25% of the Portfolio's assets is in the bonds class, and approximately 0-25% of the Portfolio's assets is in the short-term investments class. Ivy Funds VIP Pathfinder Aggressive implements this allocation by investing primarily in the Underlying Funds shown below. The Portfolio's currently anticipated allocation ranges for each asset class, as well as the Portfolio's target allocation of investments among some or all of the Underlying Funds, are summarized in the table below. Shorter-term allocations may vary from the target allocation.

Asset Class	Target Allocations
U.S. Stocks		50-60%
Ivy Funds VIP Dividend Opportunities	0-25%
Ivy Funds VIP Growth	10-20%
Ivy Funds VIP Mid Cap Growth	0-10%
Ivy Funds VIP Small Cap Growth	0-10%
Ivy Funds VIP Small Cap Value	0-10%
Ivy Funds VIP Value	0-10%
International Stocks		25-35%
Ivy Funds VIP International Core Equity	10-20%
Ivy Funds VIP International Growth	10-20%
Bonds		0-25%
Ivy Funds VIP Bond	0-25%
Ivy Funds VIP High Income	0-10%
Ivy Funds VIP Limited-Term Bond	0-15%
Short-Term Investments		0-25%
Ivy Funds VIP Money Market	0-25%
Total Allocation		100%

The following replaces the first paragraph and the chart under the heading "Principal Investment Strategies" for Ivy Funds VIP Pathfinder Moderately Aggressive on pages 78 and 79 of the Ivy Funds Variable Insurance Portfolios prospectus:

To achieve its objectives, Ivy Funds VIP Pathfinder Moderately Aggressive allocates its assets among the asset classes below so that approximately 45-55% of the value of the Portfolio's assets is in the U.S. stocks class, approximately 20-30% of the Portfolio's assets is in the international stocks class, 0-30% is in the bonds class and 5-35% is in the short-term investments class to reduce volatility. Ivy Funds VIP Pathfinder Moderately Aggressive implements this allocation by investing primarily in the Underlying Funds shown below. The Portfolio's currently anticipated allocation ranges for each asset class, as well as the Portfolio's target allocation of investments among some or all of the Underlying Funds, are summarized in the table below. Shorter-term allocations may vary from the target allocation.

Asset Class	Target Allocations
U.S. Stocks		45-55%
Ivy Funds VIP Dividend Opportunities	15-25%
Ivy Funds VIP Growth	10-20%
Ivy Funds VIP Mid Cap Growth	0-10%
Ivy Funds VIP Small Cap Growth	0-10%
Ivy Funds VIP Small Cap Value	0-10%
Ivy Funds VIP Value	0-10%
International Stocks		20-30%
Ivy Funds VIP International Core Equity	10-20%
Ivy Funds VIP International Growth	10-20%
Bonds		0-30%
Ivy Funds VIP Bond	0-30%
Ivy Funds VIP High Income	0-10%
Ivy Funds VIP Limited-Term Bond	0-15%
Short-Term Investments		5-35%
Ivy Funds VIP Money Market	5-35%
Total Allocation		100%

The following replaces the first paragraph and the chart under the heading "Principal Investment Strategies" for Ivy Funds VIP Pathfinder Moderate on pages 83 and 84 of the Ivy Funds Variable Insurance Portfolios prospectus:

To achieve its objective, Ivy Funds VIP Pathfinder Moderate allocates its assets among the asset classes below so that approximately 40-50% of the value of the Portfolio's assets is in the U.S. stocks class; 15-25% of its assets is in the international stocks class; 0-35% of the value of its assets is in the bonds class and 10-45% of the value of its assets is in the short-term investments class to add income and reduce volatility. Ivy Funds VIP Pathfinder Moderate implements this allocation by investing primarily in the Underlying Funds shown below. Ivy Funds VIP Pathfinder Moderate's currently anticipated allocation ranges for each asset class, as well as the Portfolio's target allocation of investments among some or all of the Underlying Funds, are summarized in the table below. Shorter-term allocations may vary from the target allocation.

Asset Class	Target Allocations
U.S. Stocks		40-50%
Ivy Funds VIP Dividend Opportunities	15-25%
Ivy Funds VIP Growth	10-20%
Ivy Funds VIP Mid Cap Growth	0-10%
Ivy Funds VIP Small Cap Growth	0-10%
Ivy Funds VIP Small Cap Value	0-10%
Ivy Funds VIP Value	0-10%
International Stocks		15-25%
Ivy Funds VIP International Core Equity	5-15%
Ivy Funds VIP International Growth	5-15%
Bonds		0-35%
Ivy Funds VIP Bond	0-35%
Ivy Funds VIP High Income	0-10%
Ivy Funds VIP Limited-Term Bond	0-15%
Short-Term Investments		10-45%
Ivy Funds VIP Money Market	10-45%
Total Allocation		100%

The following replaces the first paragraph and the chart under the heading "Principal Investment Strategies" for Ivy Funds VIP Pathfinder Moderately Conservative on page 87 and 88 of the Ivy Funds Variable Insurance Portfolios prospectus:

Ivy Funds VIP Pathfinder Moderately Conservative allocates its assets among the asset classes below so that approximately 0-40% of the value of the Portfolio's assets is in the bonds class; 35-45% is in the U.S. stocks class; 15-55% is in the short-term investments class, and 10-20% is in the international stocks class. The Portfolio's allocation is principally weighted towards bond investments and short-term investments while including stock investments for long-term growth. Ivy Funds VIP Pathfinder Moderately Conservative implements this allocation by investing primarily in the Underlying Funds shown below. Ivy Funds VIP Pathfinder Moderately Conservative's currently anticipated allocation ranges for each asset class, as well as the Portfolio's target allocation of investments among some or all of the Underlying Funds, are summarized in the table below. Shorter-term allocations may vary from the target allocation.

Asset Class	Target Allocations
U.S. Stocks		35-45%
Ivy Funds VIP Dividend Opportunities	10-20%
Ivy Funds VIP Growth	5-15%
Ivy Funds VIP Mid Cap Growth	0-10%
Ivy Funds VIP Small Cap Growth	0-10%
Ivy Funds VIP Small Cap Value	0-10%
Ivy Funds VIP Value	0-10%
International Stocks		10-20%
Ivy Funds VIP International Core Equity	5-15%
Ivy Funds VIP International Growth	5-15%
Bonds		0-40%
Ivy Funds VIP Bond	0-40%
Ivy Funds VIP High Income	0-5%
Ivy Funds VIP Limited-Term Bond	0-10%
Short-Term Investments		15-55%
Ivy Funds VIP Money Market	15-55%
Total Allocation		100%

The following replaces the first paragraph and the chart under the heading "Principal Investment Strategies" for Ivy Funds VIP Pathfinder Conservative on pages 91 and 92 of the Ivy Funds Variable Insurance Portfolios prospectus:

Ivy Funds VIP Pathfinder Conservative allocates its assets among the asset classes below so that approximately 20-65% of the value of the Portfolio's assets is in the short-term investments class; 0-45% is in the bonds class; 30-40% of the value of the Portfolio's assets is in the U.S. stocks class (with stocks of various capitalization levels, but primarily large cap stocks); and 5-15% is in the international stocks class. The Portfolio's allocation primarily focuses on bonds and short-term investments while including stock investments for long-term growth. Ivy Funds VIP Pathfinder Conservative implements this allocation by investing primarily in the Underlying Funds shown below. Ivy Funds VIP Pathfinder Conservative's currently anticipated allocation ranges for each asset class, as well as the Portfolio's target allocation of investments among some or all of the Underlying Funds, are summarized in the table below. Shorter-term allocations may vary from the target allocation.

Asset Class	Target Allocations
U.S. Stocks		30-40%
Ivy Funds VIP Dividend Opportunities	10-20%
Ivy Funds VIP Growth	5-15%
Ivy Funds VIP Mid Cap Growth	0-10%
Ivy Funds VIP Small Cap Growth	0-10%
Ivy Funds VIP Small Cap Value	0-10%
Ivy Funds VIP Value	0-10%
International Stocks		5-15%
Ivy Funds VIP International Core Equity	0-10%
Ivy Funds VIP International Growth	0-10%
Bonds		0-45%
Ivy Funds VIP Bond	0-45%
Ivy Funds VIP High Income	0-5%
Ivy Funds VIP Limited-Term Bond	0-10%
Short-Term Investments		20-65%
Ivy Funds VIP Money Market	20-65%
Total Allocation		100%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Ivy Funds Variable Insurance Portfolios
Prospectus Date	rr_ProspectusDate	Apr 29, 2011
Supplement [Text Block]	cik0000810016_SupplementTextBlock

Ivy Funds Variable Insurance Portfolios

Supplement dated November 9, 2011 to the

Ivy Funds Variable Insurance Portfolios Prospectus

dated April 29, 2011

and as supplemented June 8, 2011, August 8, 2011, August 18, 2011 and August 31, 2011

The following replaces the first paragraph and the chart under the heading "Principal Investment Strategies" for Ivy Funds VIP Pathfinder Aggressive on pages 73 and 74 of the Ivy Funds Variable Insurance Portfolios prospectus:

To achieve its objective, Ivy Funds VIP Pathfinder Aggressive allocates its assets among the asset classes below so that approximately 50-60% of the value of the Portfolio's assets is in the U.S. stocks class, approximately 25-35% of the Portfolio's assets is in the international stocks class, approximately 0-25% of the Portfolio's assets is in the bonds class, and approximately 0-25% of the Portfolio's assets is in the short-term investments class. Ivy Funds VIP Pathfinder Aggressive implements this allocation by investing primarily in the Underlying Funds shown below. The Portfolio's currently anticipated allocation ranges for each asset class, as well as the Portfolio's target allocation of investments among some or all of the Underlying Funds, are summarized in the table below. Shorter-term allocations may vary from the target allocation.

Asset Class	Target Allocations
U.S. Stocks		50-60%
Ivy Funds VIP Dividend Opportunities	0-25%
Ivy Funds VIP Growth	10-20%
Ivy Funds VIP Mid Cap Growth	0-10%
Ivy Funds VIP Small Cap Growth	0-10%
Ivy Funds VIP Small Cap Value	0-10%
Ivy Funds VIP Value	0-10%
International Stocks		25-35%
Ivy Funds VIP International Core Equity	10-20%
Ivy Funds VIP International Growth	10-20%
Bonds		0-25%
Ivy Funds VIP Bond	0-25%
Ivy Funds VIP High Income	0-10%
Ivy Funds VIP Limited-Term Bond	0-15%
Short-Term Investments		0-25%
Ivy Funds VIP Money Market	0-25%
Total Allocation		100%

The following replaces the first paragraph and the chart under the heading "Principal Investment Strategies" for Ivy Funds VIP Pathfinder Moderately Aggressive on pages 78 and 79 of the Ivy Funds Variable Insurance Portfolios prospectus:

To achieve its objectives, Ivy Funds VIP Pathfinder Moderately Aggressive allocates its assets among the asset classes below so that approximately 45-55% of the value of the Portfolio's assets is in the U.S. stocks class, approximately 20-30% of the Portfolio's assets is in the international stocks class, 0-30% is in the bonds class and 5-35% is in the short-term investments class to reduce volatility. Ivy Funds VIP Pathfinder Moderately Aggressive implements this allocation by investing primarily in the Underlying Funds shown below. The Portfolio's currently anticipated allocation ranges for each asset class, as well as the Portfolio's target allocation of investments among some or all of the Underlying Funds, are summarized in the table below. Shorter-term allocations may vary from the target allocation.

Asset Class	Target Allocations
U.S. Stocks		45-55%
Ivy Funds VIP Dividend Opportunities	15-25%
Ivy Funds VIP Growth	10-20%
Ivy Funds VIP Mid Cap Growth	0-10%
Ivy Funds VIP Small Cap Growth	0-10%
Ivy Funds VIP Small Cap Value	0-10%
Ivy Funds VIP Value	0-10%
International Stocks		20-30%
Ivy Funds VIP International Core Equity	10-20%
Ivy Funds VIP International Growth	10-20%
Bonds		0-30%
Ivy Funds VIP Bond	0-30%
Ivy Funds VIP High Income	0-10%
Ivy Funds VIP Limited-Term Bond	0-15%
Short-Term Investments		5-35%
Ivy Funds VIP Money Market	5-35%
Total Allocation		100%

The following replaces the first paragraph and the chart under the heading "Principal Investment Strategies" for Ivy Funds VIP Pathfinder Moderate on pages 83 and 84 of the Ivy Funds Variable Insurance Portfolios prospectus:

To achieve its objective, Ivy Funds VIP Pathfinder Moderate allocates its assets among the asset classes below so that approximately 40-50% of the value of the Portfolio's assets is in the U.S. stocks class; 15-25% of its assets is in the international stocks class; 0-35% of the value of its assets is in the bonds class and 10-45% of the value of its assets is in the short-term investments class to add income and reduce volatility. Ivy Funds VIP Pathfinder Moderate implements this allocation by investing primarily in the Underlying Funds shown below. Ivy Funds VIP Pathfinder Moderate's currently anticipated allocation ranges for each asset class, as well as the Portfolio's target allocation of investments among some or all of the Underlying Funds, are summarized in the table below. Shorter-term allocations may vary from the target allocation.

Asset Class	Target Allocations
U.S. Stocks		40-50%
Ivy Funds VIP Dividend Opportunities	15-25%
Ivy Funds VIP Growth	10-20%
Ivy Funds VIP Mid Cap Growth	0-10%
Ivy Funds VIP Small Cap Growth	0-10%
Ivy Funds VIP Small Cap Value	0-10%
Ivy Funds VIP Value	0-10%
International Stocks		15-25%
Ivy Funds VIP International Core Equity	5-15%
Ivy Funds VIP International Growth	5-15%
Bonds		0-35%
Ivy Funds VIP Bond	0-35%
Ivy Funds VIP High Income	0-10%
Ivy Funds VIP Limited-Term Bond	0-15%
Short-Term Investments		10-45%
Ivy Funds VIP Money Market	10-45%
Total Allocation		100%

The following replaces the first paragraph and the chart under the heading "Principal Investment Strategies" for Ivy Funds VIP Pathfinder Moderately Conservative on page 87 and 88 of the Ivy Funds Variable Insurance Portfolios prospectus:

Ivy Funds VIP Pathfinder Moderately Conservative allocates its assets among the asset classes below so that approximately 0-40% of the value of the Portfolio's assets is in the bonds class; 35-45% is in the U.S. stocks class; 15-55% is in the short-term investments class, and 10-20% is in the international stocks class. The Portfolio's allocation is principally weighted towards bond investments and short-term investments while including stock investments for long-term growth. Ivy Funds VIP Pathfinder Moderately Conservative implements this allocation by investing primarily in the Underlying Funds shown below. Ivy Funds VIP Pathfinder Moderately Conservative's currently anticipated allocation ranges for each asset class, as well as the Portfolio's target allocation of investments among some or all of the Underlying Funds, are summarized in the table below. Shorter-term allocations may vary from the target allocation.

Asset Class	Target Allocations
U.S. Stocks		35-45%
Ivy Funds VIP Dividend Opportunities	10-20%
Ivy Funds VIP Growth	5-15%
Ivy Funds VIP Mid Cap Growth	0-10%
Ivy Funds VIP Small Cap Growth	0-10%
Ivy Funds VIP Small Cap Value	0-10%
Ivy Funds VIP Value	0-10%
International Stocks		10-20%
Ivy Funds VIP International Core Equity	5-15%
Ivy Funds VIP International Growth	5-15%
Bonds		0-40%
Ivy Funds VIP Bond	0-40%
Ivy Funds VIP High Income	0-5%
Ivy Funds VIP Limited-Term Bond	0-10%
Short-Term Investments		15-55%
Ivy Funds VIP Money Market	15-55%
Total Allocation		100%

The following replaces the first paragraph and the chart under the heading "Principal Investment Strategies" for Ivy Funds VIP Pathfinder Conservative on pages 91 and 92 of the Ivy Funds Variable Insurance Portfolios prospectus:

Ivy Funds VIP Pathfinder Conservative allocates its assets among the asset classes below so that approximately 20-65% of the value of the Portfolio's assets is in the short-term investments class; 0-45% is in the bonds class; 30-40% of the value of the Portfolio's assets is in the U.S. stocks class (with stocks of various capitalization levels, but primarily large cap stocks); and 5-15% is in the international stocks class. The Portfolio's allocation primarily focuses on bonds and short-term investments while including stock investments for long-term growth. Ivy Funds VIP Pathfinder Conservative implements this allocation by investing primarily in the Underlying Funds shown below. Ivy Funds VIP Pathfinder Conservative's currently anticipated allocation ranges for each asset class, as well as the Portfolio's target allocation of investments among some or all of the Underlying Funds, are summarized in the table below. Shorter-term allocations may vary from the target allocation.

Asset Class	Target Allocations
U.S. Stocks		30-40%
Ivy Funds VIP Dividend Opportunities	10-20%
Ivy Funds VIP Growth	5-15%
Ivy Funds VIP Mid Cap Growth	0-10%
Ivy Funds VIP Small Cap Growth	0-10%
Ivy Funds VIP Small Cap Value	0-10%
Ivy Funds VIP Value	0-10%
International Stocks		5-15%
Ivy Funds VIP International Core Equity	0-10%
Ivy Funds VIP International Growth	0-10%
Bonds		0-45%
Ivy Funds VIP Bond	0-45%
Ivy Funds VIP High Income	0-5%
Ivy Funds VIP Limited-Term Bond	0-10%
Short-Term Investments		20-65%
Ivy Funds VIP Money Market	20-65%
Total Allocation		100%

Ivy Funds VIP Pathfinder Aggressive
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000810016_SupplementTextBlock

The following replaces the first paragraph and the chart under the heading "Principal Investment Strategies" for Ivy Funds VIP Pathfinder Aggressive on pages 73 and 74 of the Ivy Funds Variable Insurance Portfolios prospectus:

To achieve its objective, Ivy Funds VIP Pathfinder Aggressive allocates its assets among the asset classes below so that approximately 50-60% of the value of the Portfolio's assets is in the U.S. stocks class, approximately 25-35% of the Portfolio's assets is in the international stocks class, approximately 0-25% of the Portfolio's assets is in the bonds class, and approximately 0-25% of the Portfolio's assets is in the short-term investments class. Ivy Funds VIP Pathfinder Aggressive implements this allocation by investing primarily in the Underlying Funds shown below. The Portfolio's currently anticipated allocation ranges for each asset class, as well as the Portfolio's target allocation of investments among some or all of the Underlying Funds, are summarized in the table below. Shorter-term allocations may vary from the target allocation.

Asset Class	Target Allocations
U.S. Stocks		50-60%
Ivy Funds VIP Dividend Opportunities	0-25%
Ivy Funds VIP Growth	10-20%
Ivy Funds VIP Mid Cap Growth	0-10%
Ivy Funds VIP Small Cap Growth	0-10%
Ivy Funds VIP Small Cap Value	0-10%
Ivy Funds VIP Value	0-10%
International Stocks		25-35%
Ivy Funds VIP International Core Equity	10-20%
Ivy Funds VIP International Growth	10-20%
Bonds		0-25%
Ivy Funds VIP Bond	0-25%
Ivy Funds VIP High Income	0-10%
Ivy Funds VIP Limited-Term Bond	0-15%
Short-Term Investments		0-25%
Ivy Funds VIP Money Market	0-25%
Total Allocation		100%

Ivy Funds VIP Pathfinder Moderately Aggressive
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000810016_SupplementTextBlock

The following replaces the first paragraph and the chart under the heading "Principal Investment Strategies" for Ivy Funds VIP Pathfinder Moderately Aggressive on pages 78 and 79 of the Ivy Funds Variable Insurance Portfolios prospectus:

To achieve its objectives, Ivy Funds VIP Pathfinder Moderately Aggressive allocates its assets among the asset classes below so that approximately 45-55% of the value of the Portfolio's assets is in the U.S. stocks class, approximately 20-30% of the Portfolio's assets is in the international stocks class, 0-30% is in the bonds class and 5-35% is in the short-term investments class to reduce volatility. Ivy Funds VIP Pathfinder Moderately Aggressive implements this allocation by investing primarily in the Underlying Funds shown below. The Portfolio's currently anticipated allocation ranges for each asset class, as well as the Portfolio's target allocation of investments among some or all of the Underlying Funds, are summarized in the table below. Shorter-term allocations may vary from the target allocation.

Asset Class	Target Allocations
U.S. Stocks		45-55%
Ivy Funds VIP Dividend Opportunities	15-25%
Ivy Funds VIP Growth	10-20%
Ivy Funds VIP Mid Cap Growth	0-10%
Ivy Funds VIP Small Cap Growth	0-10%
Ivy Funds VIP Small Cap Value	0-10%
Ivy Funds VIP Value	0-10%
International Stocks		20-30%
Ivy Funds VIP International Core Equity	10-20%
Ivy Funds VIP International Growth	10-20%
Bonds		0-30%
Ivy Funds VIP Bond	0-30%
Ivy Funds VIP High Income	0-10%
Ivy Funds VIP Limited-Term Bond	0-15%
Short-Term Investments		5-35%
Ivy Funds VIP Money Market	5-35%
Total Allocation		100%

Ivy Funds VIP Pathfinder Moderate
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000810016_SupplementTextBlock

The following replaces the first paragraph and the chart under the heading "Principal Investment Strategies" for Ivy Funds VIP Pathfinder Moderate on pages 83 and 84 of the Ivy Funds Variable Insurance Portfolios prospectus:

To achieve its objective, Ivy Funds VIP Pathfinder Moderate allocates its assets among the asset classes below so that approximately 40-50% of the value of the Portfolio's assets is in the U.S. stocks class; 15-25% of its assets is in the international stocks class; 0-35% of the value of its assets is in the bonds class and 10-45% of the value of its assets is in the short-term investments class to add income and reduce volatility. Ivy Funds VIP Pathfinder Moderate implements this allocation by investing primarily in the Underlying Funds shown below. Ivy Funds VIP Pathfinder Moderate's currently anticipated allocation ranges for each asset class, as well as the Portfolio's target allocation of investments among some or all of the Underlying Funds, are summarized in the table below. Shorter-term allocations may vary from the target allocation.

Asset Class	Target Allocations
U.S. Stocks		40-50%
Ivy Funds VIP Dividend Opportunities	15-25%
Ivy Funds VIP Growth	10-20%
Ivy Funds VIP Mid Cap Growth	0-10%
Ivy Funds VIP Small Cap Growth	0-10%
Ivy Funds VIP Small Cap Value	0-10%
Ivy Funds VIP Value	0-10%
International Stocks		15-25%
Ivy Funds VIP International Core Equity	5-15%
Ivy Funds VIP International Growth	5-15%
Bonds		0-35%
Ivy Funds VIP Bond	0-35%
Ivy Funds VIP High Income	0-10%
Ivy Funds VIP Limited-Term Bond	0-15%
Short-Term Investments		10-45%
Ivy Funds VIP Money Market	10-45%
Total Allocation		100%

Ivy Funds VIP Pathfinder Moderately Conservative
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000810016_SupplementTextBlock

The following replaces the first paragraph and the chart under the heading "Principal Investment Strategies" for Ivy Funds VIP Pathfinder Moderately Conservative on page 87 and 88 of the Ivy Funds Variable Insurance Portfolios prospectus:

Ivy Funds VIP Pathfinder Moderately Conservative allocates its assets among the asset classes below so that approximately 0-40% of the value of the Portfolio's assets is in the bonds class; 35-45% is in the U.S. stocks class; 15-55% is in the short-term investments class, and 10-20% is in the international stocks class. The Portfolio's allocation is principally weighted towards bond investments and short-term investments while including stock investments for long-term growth. Ivy Funds VIP Pathfinder Moderately Conservative implements this allocation by investing primarily in the Underlying Funds shown below. Ivy Funds VIP Pathfinder Moderately Conservative's currently anticipated allocation ranges for each asset class, as well as the Portfolio's target allocation of investments among some or all of the Underlying Funds, are summarized in the table below. Shorter-term allocations may vary from the target allocation.

Asset Class	Target Allocations
U.S. Stocks		35-45%
Ivy Funds VIP Dividend Opportunities	10-20%
Ivy Funds VIP Growth	5-15%
Ivy Funds VIP Mid Cap Growth	0-10%
Ivy Funds VIP Small Cap Growth	0-10%
Ivy Funds VIP Small Cap Value	0-10%
Ivy Funds VIP Value	0-10%
International Stocks		10-20%
Ivy Funds VIP International Core Equity	5-15%
Ivy Funds VIP International Growth	5-15%
Bonds		0-40%
Ivy Funds VIP Bond	0-40%
Ivy Funds VIP High Income	0-5%
Ivy Funds VIP Limited-Term Bond	0-10%
Short-Term Investments		15-55%
Ivy Funds VIP Money Market	15-55%
Total Allocation		100%

Ivy Funds VIP Pathfinder Conservative
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000810016_SupplementTextBlock

The following replaces the first paragraph and the chart under the heading "Principal Investment Strategies" for Ivy Funds VIP Pathfinder Conservative on pages 91 and 92 of the Ivy Funds Variable Insurance Portfolios prospectus:

Ivy Funds VIP Pathfinder Conservative allocates its assets among the asset classes below so that approximately 20-65% of the value of the Portfolio's assets is in the short-term investments class; 0-45% is in the bonds class; 30-40% of the value of the Portfolio's assets is in the U.S. stocks class (with stocks of various capitalization levels, but primarily large cap stocks); and 5-15% is in the international stocks class. The Portfolio's allocation primarily focuses on bonds and short-term investments while including stock investments for long-term growth. Ivy Funds VIP Pathfinder Conservative implements this allocation by investing primarily in the Underlying Funds shown below. Ivy Funds VIP Pathfinder Conservative's currently anticipated allocation ranges for each asset class, as well as the Portfolio's target allocation of investments among some or all of the Underlying Funds, are summarized in the table below. Shorter-term allocations may vary from the target allocation.

Asset Class	Target Allocations
U.S. Stocks		30-40%
Ivy Funds VIP Dividend Opportunities	10-20%
Ivy Funds VIP Growth	5-15%
Ivy Funds VIP Mid Cap Growth	0-10%
Ivy Funds VIP Small Cap Growth	0-10%
Ivy Funds VIP Small Cap Value	0-10%
Ivy Funds VIP Value	0-10%
International Stocks		5-15%
Ivy Funds VIP International Core Equity	0-10%
Ivy Funds VIP International Growth	0-10%
Bonds		0-45%
Ivy Funds VIP Bond	0-45%
Ivy Funds VIP High Income	0-5%
Ivy Funds VIP Limited-Term Bond	0-10%
Short-Term Investments		20-65%
Ivy Funds VIP Money Market	20-65%
Total Allocation		100%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 29, 2011